Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents	14. Cash and cash equivalents
	As of December 31,
	2024	2025
	RMB’000	RMB’000
Cash on hand	41	41
Cash at bank	38	3,298
Cash and cash equivalents per consolidated statements of cash flow	79	3,339